Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Retained Earnings Statutory reserves	Retained Earnings Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2022	$ 41,752	$ 66,516,033	$ 1,309,109	$ (48,134,493)	$ 4,352,992	$ (1,346,607)	$ 22,738,786
Balance (in Shares) at Mar. 31, 2022	173,966
Issuance of incentive ordinary shares award	$ 10,200	1,706,800					1,717,000
Issuance of incentive ordinary shares award (in Shares)	42,500
Sale of shares and warrants	$ 12,000	1,488,000					1,500,000
Sale of shares and warrants (in Shares)	50,000
Fractional shares issued for reverse stock split	$ 97	(97)
Fractional shares issued for reverse stock split (in Shares)	402
Net loss				(594,781)		(253)	(595,034)
Foreign currency translation loss					(3,428,158)		(3,428,158)
Balance at Sep. 30, 2022	$ 64,049	69,710,736	1,309,109	(48,729,274)	924,834	(1,346,860)	21,932,594
Balance (in Shares) at Sep. 30, 2022	266,868
Balance at Mar. 31, 2023	$ 284,367	83,958,418	1,309,109	(69,273,018)	1,735,135	(1,346,859)	$ 16,667,152
Balance (in Shares) at Mar. 31, 2023	1,184,861						1,184,861
Sale of shares and warrants	$ 119,520	2,470,080					$ 2,589,600
Sale of shares and warrants (in Shares)	498,000
Net loss				(924,247)		(14)	(924,261)
Foreign currency translation loss					(794,542)		(794,542)
Balance at Sep. 30, 2023	$ 403,887	$ 86,428,498	$ 1,309,109	$ (70,197,265)	$ 940,593	$ (1,346,873)	$ 17,537,949
Balance (in Shares) at Sep. 30, 2023	1,682,861						1,682,861